TRANSACTIONS WITH RELATED PARTIES - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024 ARS ($) RelatedParty	Dec. 31, 2023 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 29,843,777	$ 36,670,345
Number of Addressees (quantities) | RelatedParty	263	266
Average Amount of Credit Assistance | $	$ 113,474	$ 137,859
Maximum Assistance | $	$ 2,896,657	$ 9,923,443
Natural Persons
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	211	218
Legal Entities
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	52	48